Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	€ (73,300)	€ (62,659)	€ (38,224)
Reconciliation of net loss and the cash used for operating activities
Gain or loss on exchange	3,028	(673)	(3,965)
Amortization and depreciation	4,991	4,216	797
Provision	57	192	73
Change in fair value of derivative liabilities	(652)	0	0
Expenses related to share-based payments	1,179	1,359	2,449
Gain or loss on disposal	22	42	0
Interest expense (income)	2,150	484	4
Income tax expense (income)	3	(1)	2
Operating cash flow before change in working capital	(62,522)	(57,040)	(38,864)
(Increase) decrease in inventories	358	1,038	(1,219)
(Increase) decrease in trade and other receivables	33	(7)	47
(Increase) decrease in other current assets	2,829	6,150	(8,321)
Increase (decrease) in trade and other payables	6,913	5,993	(8)
Increase (decrease) in other current liabilities	669	556	508
Change in working capital	10,802	13,730	(8,993)
Net cash flow used in operating activities	(51,720)	(43,310)	(47,857)
Cash flows from investing activities
Acquisition of property, plant and equipment	(1,139)	(20,117)	(5,635)
Acquisition of intangible assets	(2)	(16)	(3)
Increase in non-current & current financial assets	(421)	(119)	(812)
Disposal of property, plant and equipment	83	0	0
Decrease in non-current & current financial assets	4	414	0
Net cash flow used in investing activities	(1,475)	(19,838)	(6,450)
Cash flows from financing activities
Capital increases, net of transaction costs	118	0	0
Subscription of warrants	12	47	0
Proceeds from borrowings, net of transaction costs	27,134	0	0
Repayment of borrowings	(62)	(738)	(818)
Allowance received from a lessor	188	1,866	0
Repayment of lease liability (IFRS 16)	(1,615)	(978)	0
Interests received (paid)	(326)	(195)	0
Other change in financial liabilities	0	38	0
Net cash flow from (used in) financing activities	25,449	40	(818)
Exchange rate effect on cash in foreign currency	(981)	1,910	3,981
Increase (Decrease) in cash and cash equivalents	(28,727)	(61,198)	(51,144)
Net cash and cash equivalents at the beginning of the period	73,173	134,371	185,515
Net cash and cash equivalents at the closing of the period	44,446	73,173	134,371
Cash paid for interest	326	195	14
Cash paid for income tax	€ 0	€ 0	€ 0